UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

SharesPost 100 Fund

(Exact name of registrant as specified in charter)

101 Jefferson Drive

Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o SharesPost 100 Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

666 Third Avenue

New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

SHARESPOST 100 FUND

Semi-Annual Report

2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website, www.SharesPost100Fund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

SHARESPOST 100 FUND

Table of Contents
Fund Performance	2
Portfolio Composition	4
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to the Financial Statements	17
Additional Information	26

SHARESPOST 100 FUND

Fund Performance

June 30, 2019 (Unaudited)

As of June 30, 2019, the Fund’s performance is as follows:

Total Return Information (Unaudited)
SharesPost 100 Fund – Class A (Inception Date: 03/25/2014)	Annualized Total Return: Inception - 06/30/19	Cumulative Total Return: Inception - 06/30/19	Total Return: 06/30/18 - 06/30/19
Returns based on Purchase Without Any Sales Charge (NAV)	7.58%	46.95%	1.63%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	6.38%	38.50%	-4.20%
Fund Benchmarks
Russell 2000 Index	7.03%	43.03%	-3.31%
Dow Jones US Technology Index	17.51%	133.84%	12.30%
Standard and Poor’s 500 Index	11.30%	75.71%	10.42%

SharesPost 100 Fund – Class I (Inception Date:11/17/2017)	Annualized Total Return: Inception - 06/30/19	Cumulative Total Return: Inception - 06/30/19	Total Return: 06/30/18 - 06/30/19
Returns based on Purchase Without Any Sales Charge (NAV)	7.19%	11.87%	1.86%
Fund Benchmarks
Russell 2000 Index	4.45%	7.29%	-3.31%
Dow Jones US Technology Index	14.34%	24.18%	12.30%
Standard and Poor’s 500 Index	10.64%	17.75%	10.42%

SharesPost 100 Fund – Class L (Inception Date: 05/11/2018)	Annualized Total Return: Inception - 06/30/19	Cumulative Total Return: Inception - 06/30/19	Total Return: 06/30/18 - 06/30/19
Returns based on Purchase Without Any Sales Charge (NAV)	2.85%	3.24%	1.35%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	-1.01%	-1.15%	-2.95%
Fund Benchmarks
Russell 2000 Index	-0.80%	-0.91%	-3.31%
Dow Jones US Technology Index	9.93%	11.36%	12.30%
Standard and Poor’s 500 Index	9.04%	10.34%	10.42%

SHARESPOST 100 FUND

Fund Performance (Continued)

June 30, 2019 (Unaudited)

Performance data quoted represents past performance and is no guarantee of future results. POP performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call +1.855.551.5510. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 3.35% (Class A), 3.10% (Class I), and 3.60% (Class L). The Adviser has contractually agreed to waive fees and/or reimburse expenses such that the total expenses do not exceed 2.50% (Class A), 2.25% (Class I), and 2.75% (Class L) through May 1, 2020.

IMPORTANT DISCLOSURE

All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and you may not be able to sell your shares when, or in the amount that, you desire. The Fund intends to primarily invest in securities of private, late-stage, venture-backed growth companies. There are significant potential risks relating to investing in such securities. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees.

There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments on a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities which could adversely affect the Fund’s performance. The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

If the Fund does not have at least 500 Shareholders for an entire taxable year, you could receive an adverse tax treatment.

The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so, and may also result in an increase in the Fund’s expense ratio. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund, its investment strategy and your investment in the Fund, and other additional details.

SHARESPOST 100 FUND

Portfolio Composition

June 30, 2019 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund by the industry sectors that underlying securities represent as a percentage of the total investments.

*	Combined industry sectors represent less than 0.005% of total investments.

SHARESPOST 100 FUND

Portfolio Composition (Continued)

June 30, 2019 (Unaudited)

Fund Holdings

Lyft	Space Exploration Technologies	23andMe	Dataminr
CIRCLE	Lime	HEAP	FUNDBOX
Nextdoor	OpenX	Tanium	SoFi
SoundHound	TURO	MARQETA	UDACITY
Chartboost	Optimizely	PubMatic	Wag! a dog's best friend
Palantir	METABIOTA	ACQUIA	CODE42
INRIX	MESOSPHERE	one MEDICAL GROUP	Lookout
WIDEORBIT	blend	Z	planet.
Pinterest	KEEP TRUCKIN	GroundTruth formerly xAd	THOUGHTSPOT
spruce	MAPR	sprinklr	ripple
docker	Carbon	Intarcia	PROSPER
Uber	is. insidesales	musely	Virgin hyperloop one
AdRoll	rockyou

SHARESPOST 100 FUND

Schedule of Investments

June 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES — 8.1%
CONSUMER WEB — 0.7%
Pinterest(a)	Nov 2017	48,000	$1,000,800	$1,267,200

TRANSPORTATION — 7.4%
Lyft, Inc.(a)	Oct 2016	210,715	6,320,620	13,504,725
Uber Technologies Inc.(a)	May 2018	7,503	322,629	335,309
			6,643,249	13,840,034
TOTAL COMMON STOCK IN PUBLIC COMPANIES			7,644,049	15,107,234

COMMON STOCK IN PRIVATE COMPANIES(b) — 42.8%
3D PRINTING — 0.2%
Carbon Inc.(a)	Jun 2019	16,478	284,246	451,662

ADVERTISING — 5.8%
AdRoll(a)	Mar 2017	3,155	24,050	40,573
Chartboost(a)	Mar 2015	700,000	1,611,000	2,835,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	730,148
OpenX(a)	Jun 2015	2,899,297	2,615,386	4,725,854
PubMatic(a)	Jun 2015	200,000	1,170,000	2,510,000
			5,866,860	10,841,575
ANALYTICS/BIG DATA — 5.9%
Dataminr, Inc.(a)	Sep 2015	307,583	2,638,591	6,037,854
INRIX, Inc.(a)	May 2014	70,750	1,592,150	1,903,883
MapR Technologies, Inc.(a)	Apr 2018	185,000	543,800	784,400
Planet Labs, Inc.(a)	Mar 2018	25,000	731,250	1,322,750
ThoughtSpot, Inc.(a)	Oct 2018	100,000	780,000	890,000
			6,285,791	10,938,887
CONSUMER WEB — 3.2%
Nextdoor(a)	Nov 2018	183,308	3,053,744	3,667,993
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	2,334,565
			5,367,745	6,002,558
EDUCATION — 1.7%
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	3,127,564

ENTERPRISE SOFTWARE — 3.0%
Blend Labs, Inc.(a)	Aug 2018	975,665	1,112,023	1,512,281
InsideSales.com(a)	Dec 2016	75,000	225,000	303,750
KeepTruckin(a)	May 2019	79,166	949,992	1,143,948
Mesosphere, Inc.(a)	Feb 2019	165,000	1,605,450	1,900,800
Sprinklr(a)	Jun 2017	100,000	500,000	680,000
			4,392,465	5,540,779

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 42.8% (Continued)
FINANCE/PAYMENTS — 6.1%
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	$2,604,825	$5,287,444
Marqeta, Inc.(a)	Jul 2018	855,000	1,000,350	3,223,350
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	227,041
Ripple(a)	Dec 2018	42,000	504,000	636,720
Social Finance, Inc.(a)	Apr 2017	134,355	1,720,469	1,988,454
			7,137,642	11,363,009
GAMES — 0.0%
RockYou, Inc.(a)	Apr 2015	10,149	1,400,000	1,015

HEALTHCARE/BIOTECH — 4.9%
23andMe, Inc.(a)	Oct 2017	338,157	4,808,483	5,819,682
Metabiota(a)	Apr 2015	494,589	500,000	791,343
One Medical Group(a)	Mar 2017	143,750	1,178,662	1,679,000
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	916,460
			7,808,853	9,206,485
HOSTING/STORAGE — 1.1%
Code 42 Software Inc.(a)	May 2016	330,000	754,500	2,006,400

SECURITY — 2.4%
Tanium(a)	Apr 2019	640,000	4,787,200	4,505,600

SOFTWARE — 2.9%
Acquia(a)	Apr 2016	90,000	860,000	2,077,200
Docker, Inc.(a)	May 2017	25,000	531,250	600,500
Optimizely(a)	Feb 2017	160,303	1,420,675	2,633,778
			2,811,925	5,311,478
TRANSPORTATION — 5.6%
SpaceX(a)	May 2019	49,020	10,049,100	10,465,280
TOTAL COMMON STOCK IN PRIVATE COMPANIES			59,830,913	79,762,292

PREFERRED STOCK IN PRIVATE COMPANIES(b) — 20.6%
ADVERTISING — 1.0%
GroundTruth (f.k.a. xAd, Inc.), Preferred Class B-1(a)	Jan 2017	600,000	149,200	264,000
WideOrbit, Inc., Preferred Class C(a)	Oct 2015	400,000	1,100,000	1,524,000
			1,249,200	1,788,000
ANALYTICS/BIG DATA — 4.9%
Dataminr, Inc., Preferred Class A(a)	Apr 2019	20,000	198,000	392,600
Dataminr, Inc., Preferred Class B(a)	Apr 2019	87,496	866,211	1,717,547
Heap, Preferred Class C(a)	May 2019	1,361,503	4,999,997	4,999,997
Palantir Technologies, Inc., Preferred Class D(a)	Jan 2017	75,740	516,287	540,784
Palantir Technologies, Inc., Preferred Class E(a)	Dec 2017	79,260	512,713	565,916
Palantir Technologies, Inc., Preferred Class J(a)	Nov 2018	125,000	765,000	1,010,000
			7,858,208	9,226,844
CLEAN TECHNOLOGY — 0.5%
Spruce Finance, Inc., Preferred Class A-2(a)	Mar 2017	190,000	1,900,000	845,500

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 20.6% (Continued)
CONSUMER WEB — 0.7%
Musely, Preferred Class B(a)	Oct 2014	7,961	$100,013	$100,012
Nextdoor, Preferred Series B(a)	Mar 2018	29,495	494,042	590,195
Nextdoor, Preferred Series C(a)	Mar 2018	17,543	293,845	351,035
Nextdoor, Preferred Series D(a)	Mar 2018	6,899	115,558	138,049
Nextdoor, Preferred Series E(a)	Mar 2018	3,392	56,816	67,874
Nextdoor, Preferred Series F(a)	Mar 2018	5,171	86,614	103,472
			1,146,888	1,350,637
FINANCE/PAYMENTS — 3.8%
Fundbox, Preferred Class C(a)	Jun 2019	439,552	4,999,992	4,999,992
Prosper Marketplace, Inc. Preferred Class A(a)	Jan 2016	55,395	305,780	51,517
Prosper Marketplace, Inc. Preferred Class A-1(a)	Jan 2016	58,165	116	58,165
Social Finance, Inc., Preferred Class A(a)	Apr 2017	10,714	174,638	158,567
Social Finance, Inc., Preferred Class B(a)	Apr 2017	1,361	22,184	20,143
Social Finance, Inc., Preferred Class C(a)	Apr 2017	2,893	47,156	42,817
Social Finance, Inc., Preferred Class D(a)	Apr 2017	46,766	762,286	692,137
Social Finance, Inc., Preferred Class E(a)	Apr 2017	43,740	712,962	647,352
Social Finance, Inc., Preferred Class F(a)	Apr 2017	25,172	410,304	389,159
			7,435,418	7,059,849
HEALTHCARE/BIOTECH — 2.5%
23andMe, Inc., Preferred Class D(a)	Jan 2019	143,000	2,492,490	2,461,030
Intarcia Therapeutics, Inc., Preferred Class DD(a)	May 2017	9,000	519,300	422,550
Metabiota, Preferred Class A(a)	Apr 2015	346,212	499,999	553,939
Metabiota, Preferred Class B(a)	Feb 2017	366,669	500,952	737,005
ZocDoc, Inc., Preferred Class A(a)	Feb 2015	35,000	875,000	525,700
			4,887,741	4,700,224
MUSIC — 1.9%
SoundHound, Inc., Preferred Class D(a)	Sep 2016	107,484	2,200,767	3,469,583

SECURITY — 0.8%
Lookout, Inc., Preferred Class A(a)	Feb 2015	204,000	1,927,800	1,558,560

TRANSPORTATION — 4.5%
Lime (Neutron Holdings, Inc.), Preferred Class D(a)	Mar 2019	20,618,556	5,000,000	5,000,000
Turo, Preferred Class D1(a)	Jun 2018	642,535	2,999,996	3,238,376
Virgin Hyperloop One, Preferred Class B-1(a)	Jun 2017	4,145	999,999	24,331
Virgin Hyperloop One, Preferred Class C(a)	May 2019	12,992	37,938	37,937
			9,037,933	8,300,644
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			37,643,955	38,299,841

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Schedule of Investments (Continued)

June 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
SHORT-TERM INVESTMENTS — 28.0%
DEMAND DEPOSIT — 28.0%
UMB Money Market Fiduciary, 0.25%(c)			$52,249,047	$52,249,047
TOTAL SHORT-TERM INVESTMENTS			52,249,047	52,249,047

TOTAL INVESTMENTS — 99.5%			157,367,964	185,418,414
Other assets less liabilities — 0.5%				900,683

NET ASSETS — 100.0%				$186,319,097

(a)	Non-income Producing

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of June 30, 2019 restricted securities represented 63.40% of the net assets of the Fund.

(c)

Rate disclosed represents the seven day yield as of the Fund’s period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The fund may redeem its investments in whole, or in part, on each business day.

All issuers are United States based, except for OpenX, which is based in the UK.

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at fair value (Note 3):
Common stock in public companies	$15,107,234
Common stock in private companies	79,762,292
Preferred stock in private companies	38,299,841
Short-term investments	52,249,047
Receivable for investments sold	969,258
Receivable for fund shares sold	197,626
Interest receivable	13,664
Prepaid expenses and other assets	43,162
Total assets	186,642,124

Liabilities:
Advisory fees	22,348
Payable for shareholder servicing fees - Class A	26,023
Payable for shareholder servicing fees - Class L	153
Payable for audit and tax fees	144,122
Payable for transfer agent fees	81,491
Payable for 12b-1 fees - Class L	153
Other accrued liabilities	48,737
Total liabilities	323,027
Commitments and contingences (Note 9)
Net assets	$186,319,097

Net assets consist of:
Capital stock (unlimited shares authorized, 25,000,000 shares registered, no par value)	$160,663,432
Total distributable earnings	25,655,665
Net assets	$186,319,097

Net assets:
Class A	$118,307,627
Class I	67,255,555
Class L	755,915
Total net assets	$186,319,097

Shares outstanding:
Class A	4,025,820
Class I	2,280,012
Class L	25,810
Total shares outstanding	6,331,642

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$29.39
Class I - Net asset value and redemption proceeds per share	$29.50
Class L - Net asset value and redemption proceeds per share	$29.29
Class A - Public offering price per share(a)	$31.18
Class L - Public offering price per share(b)	$30.59

Cost of investments	$157,367,964

(a)	Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)	Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Statement of Operations

For the six months ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$85,368
Total investment income	85,368

Expenses:
Investment advisory fees (Note 5)	1,652,069
Transfer agent fees	213,339
Fund accounting & administration fees	153,491
Shareholder servicing fees - Class A	133,687
Audit and tax fees	133,382
Legal fees	131,311
Trustee fees	77,960
Printing & postage	70,374
Chief compliance officer fees	62,656
Registration fees	44,570
Insurance fees	32,196
Miscellaneous expenses	21,643
Custodian fees	12,504
Distribution fees - Class L	351
Shareholder servicing fees - Class L	351
Total expenses	2,739,884
Less: Contractual waiver of fees and reimbursement of expenses (Note 4)	(634,098)
Net expenses	2,105,786
Net investment loss	(2,020,418)

Net realized gain on investments	2,379,102
Net change in unrealized gain on investments	5,278,444
Net realized & change in unrealized gain on investments	7,657,546
Net change in net assets from operations	$5,637,128

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Statements of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Operations:
Net investment loss	$(2,020,418)	$(2,978,843)
Net realized gain on investments	2,379,102	7,698,095
Net change in unrealized gain on investments	5,278,444	1,488,665
Net change in net assets resulting from operations	5,637,128	6,207,917

Fund share transactions:
Proceeds from shares issued - Class A	22,904,911	24,845,249
Proceeds from shares issued - Class I	34,702,382	33,417,339
Proceeds from shares issued - Class L	753,272	1,000 *
Cost of shares redeemed - Class A	(18,408,293)	(22,532,713)
Cost of shares redeemed - Class I	(3,118,073)	(453,834)
Net change in net assets from fund share transactions	36,834,199	35,277,041
Net change in net assets	$42,471,327	$41,484,958

Net assets:
Beginning of period	$143,847,770	$102,362,812
End of period	$186,319,097	$143,847,770

Transactions in shares:
Issuance of shares - Class A	789,000	881,805
Issuance of shares - Class I	1,195,494	1,165,000
Issuance of shares - Class L	25,775	35 *
Redemption of shares - Class A	(627,833)	(788,511)
Redemption of shares - Class I	(106,154)	(15,862)
Net change in shares	1,276,282	1,242,467

*	Reflects operations for the period from May 11, 2018 (inception date of the share Class L) to December 31, 2018.

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Statement of Cash Flows

For the six months ended June 30, 2019 (Unaudited)

Cash flows from operating activities:
Net change in net assets from operations	$5,637,128
Adjustments to reconcile net change in net assets from operations to net cash used in operating activities:
Purchases of investments	(44,387,793)
Net purchases of short-term investments	3,750,964
Proceeds from sales of investments	5,833,104
Net change in unrealized gain on investments	(5,278,444)
Net realized gain on investments	(2,379,102)
Change in operating assets and liabilities:
Increase in interest receivable	(1,161)
Decrease in prepaid expenses and other assets	26,664
Decrease in net payable to adviser	(184,756)
Increase in other accrued liabilities	35,857
Net cash used in operating activities	(36,947,539)

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	58,473,905
Cost of shares redeemed, net of change in payable for fund shares redeemed	(21,526,366)
Net cash provided by financing activities	36,947,539

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Financial Highlights – Class A

For a capital share outstanding throughout each period

	Six months ended June 30, 2019 (Unaudited)		Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016		Year ended December 31, 2015(a)		Year ended December 31, 2014*(a)
Per share operating performance
Net asset value, beginning of period	$28.44		$26.85		$26.83		$25.48		$24.56		$20.00

Change in net assets from operations:
Net investment loss	(0.35	)**	(0.71)		(0.63)		(0.53)		(0.38)		(0.24)
Net realized and unrealized gain on investments	1.30		2.30		0.65		1.88		1.30		4.80
Total change in net assets from operations	0.95		1.59		0.02		1.35		0.92		4.56

Distributions:
From net investment income	—		—		—		—		—		—
From net realized gain on investments	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
Net increase in net asset value	0.95		1.59		0.02		1.35		0.92		4.56
Net asset value, end of period	$29.39		$28.44		$26.85		$26.83		$25.48		$24.56

Total return(b)	3.34	%(c)	5.92%		0.07%		5.30%		3.75%		22.80	%(c)

Ratios and supplemental data
Net assets, end of period (in thousands)	$118,308		$109,902		$101,248		$77,915		$67,580		$19,156
Ratio of net expenses to average net assets	2.50	%(d)(e)	2.50	%(d)	2.50	%(d)	2.50	%(d)	2.50	%(d)	2.49	%(e)(f)
Ratio of gross expenses before reimbursement to average net assets	3.22	%(e)	3.29%		3.69%		3.56%		4.47%		18.45	%(e)
Ratio of net investment loss to average net assets	(2.40	)%(e)	(2.44)%		(2.52)%		(2.16)%		(2.01)%		(2.49	)%(e)
Portfolio turnover	5.50	%(c)	24.75%		8.78%		7.78%		4.45%		2.40	%(c)

*

The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration and the sale of shares to SP Investments Management, LLC (see Note 1).

**	Per share calculations are based on Average Shares outstanding throughout the period.

(a)	Redemption fees consisted of per share amounts of less than $0.01. Redemption fees were discontinued in conjunction with the prospectus renewal effective April 30, 2015.

(b)	The Fund’s total investment returns do not include a sales load.

(c)	Not annualized for periods less than one year.

(d)

The ratio of net expenses are the result of $428,985, $887,579, $1,120,912, $757,978 and $993,070, respectively, in contractual waivers and expense reimbursement representing (0.72)%, (0.79)%, (1.19)%, (1.06)% and (1.97)%, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(e)	Annualized for period less than one year.

(f)

The ratio of net expenses are the result of $1,208,322 in contractual waivers and expense reimbursement representing (15.95)% and $575 in voluntary expense reimbursements representing (0.01)%. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Financial Highlights – Class I

For a capital share outstanding throughout each period

	Six months ended June 30, 2019 (Unaudited)		Year ended December 31, 2018		Period ended December 31, 2017*
Per share operating performance
Net asset value, beginning of period	$28.51		$26.85		$26.37

Change in net assets from operations:
Net investment loss	(0.31	)**	(0.20)		(0.01)
Net realized and unrealized gain on investments	1.30		1.86		0.49
Total change in net assets from operations	0.99		1.66		0.48

Distributions:
From net investment income	—		—		—
From net realized gain on investments	—		—		—
Total distributions	—		—		—
Net increase in net asset value	0.99		1.66		0.48
Net asset value, end of period	$29.50		$28.51		$26.85

Total return	3.47	%(a)	6.18%		1.82	%(a)

Ratios and supplemental data
Net assets, end of period (in thousands)	$67,256		$33,945		$1,115
Ratio of net expenses to average net assets	2.25	%(b)(c)	2.25	%(b)	2.25	%(b)(c)
Ratio of gross expenses before reimbursement to average net assets	3.00	%(c)	3.10%		3.50	%(c)
Ratio of net investment loss to average net assets	(2.15	)%(c)	(2.17)%		(2.25	)%(c)
Portfolio turnover	5.50	%(a)	24.75%		8.78	%(a)

*	Reflects operations for the period from November 17, 2017 (inception date) to December 31, 2017.

**	Per share calculations are based on Average Shares outstanding throughout the period.

(a)	Not annualized for periods less than one year.

(b)

The ratio of net expenses are the result of $204,066, $94,654 and $109, respectively, in contractual waivers and expense reimbursement representing (0.75)%, (0.85)%, and (1.25)%, respectively,. Please see Note 4 in the Notes to the Financial Statements for additional information.

(c)	Annualized for period less than one year.

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Financial Highlights – Class L

For a capital share outstanding throughout each period

	Six months ended June 30, 2019 (Unaudited)		Period ended December 31, 2018*
Per share operating performance
Net asset value, beginning of period	$28.39		$28.37

Change in net assets from operations:
Net investment loss	(0.39	)**	(0.49)
Net realized and unrealized gain on investments	1.29		0.51
Total change in net assets from operations	0.90		0.02

Distributions:
From net investment income	—		—
From net realized gain on investments	—		—
Total distributions	—		—
Net increase in net asset value	0.90		0.02
Net asset value, end of period	$29.29		$28.39

Total return(a)	3.17	%(b)	0.07	%(b)

Ratios and supplemental data
Net assets, end of period (in thousands)	$756		$1
Ratio of net expenses to average net assets	2.75	%(c)(d)	2.75	%(c)(d)
Ratio of gross expenses before reimbursement to average net assets	3.50	%(d)	3.60	%(d)
Ratio of net investment loss to average net assets	(2.66	)%(d)	(2.68	)%(d)
Portfolio turnover	5.50	%(b)	24.75	%(b)

*	Reflects operations for the period from May 11, 2018 (inception date) to December 31, 2018.

**	Per share calculations are based on Average Shares outstanding throughout the period.

(a)	The Fund’s total investment returns do not include a sales load.

(b)	Not annualized for periods less than one year.

(c)

The ratio of net expenses are the result of $1,047 and $6, respectively, in contractual waivers and expense reimbursement representing (0.75)% and (0.85)%, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(d)	Annualized for period less than one year.

See accompanying Notes to the Financial Statements

SHARESPOST 100 FUND

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

SharesPost 100 Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund will make quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to SP Investments Management, LLC (the “Investment Adviser”), which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks to achieve by primarily investing in the equity securities of certain private, operating, late-stage, growth companies primarily comprising the SharesPost 100, a list of companies selected and maintained by the Investment Adviser. The Investment Adviser’s primary strategy will be to invest in portfolio companies (each, a “Portfolio Company”) and generally to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, which generally includes a restrictive period of 180 days commonly known as a lock-up period, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any) and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/ losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which will be carried at fair value in accordance with the provision of FASB ASC Topic 820, Fair value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

2. Significant accounting policies — (continued)

time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities and therefore the Fund’s NAV may vary. This may adversely affect Shareholders. Other than in connection with a liquidity event of a Portfolio Company, the Fund will generally sell Portfolio Company securities only in order (and only to the extent necessary) to fund quarterly repurchases of Fund Shares. However, because of the uncertainty and judgment involved in the fair valuation of the private shares, which do not have a readily available market, the estimated fair value of such shares may be different from values that would have been used had a readily available market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s fair valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make fair valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Fair valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

There were no changes to the valuation approaches or techniques applied during 2019.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2019. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2014 - 2017 tax years are open to examination as of June 30, 2019.

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

2. Significant accounting policies — (continued)

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their federal tax treatment; temporary differences do not require reclassification.

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund may compensate financial industry professionals for providing ongoing services in respect to clients to whom they have distributed Shares of the Fund’s Class A and Class L. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2019, Class A and Class L incurred $133,687 and $351, respectively, in shareholder servicing fees.

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund may compensate financial industry professionals for providing ongoing services in respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, Class L pays the Distributor a Distribution Fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2019, Class L incurred $351 in distribution fees.

Transactions with affiliates — SharesPost Financial Corporation (“SharesPost Financial”) is a registered broker-dealer, member of FINRA and SIPC, and wholly owned subsidiary of SharesPost, Inc. Since the Investment Advisor is also wholly owned by SharesPost, Inc., SharesPost Financial and the Investment Adviser are affiliates.

To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. The Fund has adopted a policy that it will not utilize the services of Affiliated Brokers (although Affiliated Brokers may be engaged by sellers or buyers in transactions opposite the Fund). Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are affected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. For the six months ended June 30, 2019, the Fund paid $587,131 in commissions to Affiliated Brokers.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

3. Fair valuation measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2019, there were transfers of $15,107,234 out of Level 3 and into Level 2, due to changes in the liquidity restrictions of private holdings.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to these techniques or approaches during the six months ended June 30, 2019.

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments, will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

3. Fair valuation measurements — (continued)

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy table. The adoption of ASU 2015-07 resulted in the Fund’s investment in short-term investments being removed from the Fair Value hierarchy table.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2019:

Investment in Securities	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$—	$15,107,234	$—	$15,107,234
Common stock in private companies*	—	—	79,762,292	79,762,292
Preferred stock in private companies*	—	—	38,299,841	38,299,841
Total	$—	$15,107,234	$118,062,133	$133,169,367
Money Market holdings valued using the practical expedient and not subject to the fair value hierarchy				52,249,047
Total				$185,418,414

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	(Sales or Conversions)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2019	Change in Unrealized gains for the period for investments still held at June 30, 2019
SharesPost 100 Fund
Common stock in private companies	$51,717,475	$—	$—	$25,793,165	$(1,864,800)	$531,300	$3,585,152	$79,762,292	$4,202,551
Preferred stock in private companies	32,050,755	—	(15,107,234)	18,594,628	—	—	2,761,692	38,299,841	(119,978)
Convertible Bond	37,078	—	—	—	(37,078)	—	—	—	—
	$83,805,308	$—	$(15,107,234)	$44,387,793	$(1,901,878)	$531,300	$6,346,844	$118,062,133	$4,082,573

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

3. Fair valuation measurements — (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2019:

Type of Level 3 Investment	Fair Value as of June 30, 2019	Valuation Technique*	Unobservable Inputs	Range (Avg)
Common stock in private companies	$79,762,292	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	2.01 - 9.32 (5.41)
			Stage Discount Rates	10% - 30% (20.86%)
			Execution Discount Rates	15% - 100% (45.00%)
			Discounts For Lack of Marketability	15.00% - 16.82% (15.25%)
Preferred stock in private companies	38,299,841	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	1.71 - 9.76 (4.58)
			Stage Discount Rates	20% - 60% (23.33%)
			Execution Discount Rates	15% - 100% (50.30%)
			Discounts For Lack of Marketability	15.00% - 16.78% (15.22%)

*	Market approach

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to reimburse the Fund so that its total annual operating expenses, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 2.50% of the Class A average net assets per year, 2.75% of the Class L average net assets per year, and 2.25% of Class I average net assets per year, through May 1, 2020.

Under the terms of the Expense Limitation Agreement, at any time that the expenses of the Fund are less than the expense limitation, the Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Class’ annualized expenses to exceed 2.50%, 2.75%, and 2.25%, for Class A, Class L, and Class I respectively, of their average net assets on an annualized basis. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years before the date of such waiver or expense reimbursement. For the periods ended December 31, 2016, December 31, 2017, December 31, 2018, and June 30, 2019 the investment advisory fees and expense reimbursements by the Investment Adviser waived in the amounts of $757,978, $1,121,021, and $982,239, and $634,098 respectively, are subject to possible recoupment by the Investment Adviser through December 31, 2019, December 31, 2020, December 31, 2021, and December 31, 2022, respectively.

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund incurred $1,652,069 in investment advisory fees.

Certain officers and Trustees of the Fund are also officers of the Investment Adviser. None of the Fund officers who are affiliated with the Adviser or interested Trustees receives any compensation from the Fund.

6. Capital share transactions

The Fund Shares will be continuously offered under Rule 415 under the Securities Act of 1933, as amended. As of June 30, 2019, the Fund had registered 25,000,000 shares.

Investors may purchase shares each business day at a price equal to the NAV per share next determined after receipt of a purchase order. Any sales load will be deducted from the proceeds to the Fund.

As of June 30, 2019, ownership from affiliated parties represents 0.03% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2019, the Fund had Repurchase Offers as follows:

Commencement Date Repurchase Request Deadline Date Repurchase Pricing Date	February 13, 2019 March 25, 2019 March 25, 2019	May 15, 2019 June 25, 2019 June 25, 2019
% of Shares Offered - Total Fund	5.00%	7.00%*

Number of Shares Offered - Total Fund	302,622	474,943

Pricing Date Net Asset Value - Class A	$29.43	$29.26
Pricing Date Net Asset Value - Class I	$29.52	$29.36
Pricing Date Net Asset Value - Class L	$29.35	$29.16

Number of Shares Tendered - Class A	179,845	410,166
Number of Shares Tendered - Class I	8,779	105,814
Number of Shares Tendered - Class L	—	—

Number of Shares Repurchased - Class A	179,845	377,568**
Number of Shares Repurchased - Class I	8,779	97,375**
Number of Shares Repurchased - Class L	—	—

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

6. Capital share transactions — (continued)

Commencement Date Repurchase Request Deadline Date Repurchase Pricing Date	February 13, 2019 March 25, 2019 March 25, 2019	May 15, 2019 June 25, 2019 June 25, 2019
% of Shares Tendered - Total Fund	3.12%	7.60%
% of Shares Repurchased - Total Fund	3.12%	7.00%**

*	The Fund is permitted to, but not required to, repurchase an additional 2% of all outstanding shares of the Fund.

**	Repurchases were made on a pro-rata basis.

There were no repurchases for share Class L for the six months ended June 30, 2019.

7. Purchases and sales of securities

Purchases and sales of investments, excluding short-term obligations, for the six months ended June 30, 2019, were $44,387,793 and $5,940,578, respectively.

8. Federal tax information

At June 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$160,238,907
Gross unrealized appreciation	34,711,669
Gross unrealized depreciation	(9,532,162)
Net unrealized appreciation on investments	$25,179,507

As of December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	117,474
Tax accumulated earnings	117,474
Accumulated capital and other losses	—
Net unrealized gain	19,901,063
Total accumulated earnings	$20,018,537

During the fiscal year ended December 31, 2018, the Fund utilized $2,096,959 and $3,809,647 of its non-expiring short-term and long-term capital loss carryforwards, respectively.

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally. In the normal course of business, the Company may enter into agreements to purchase investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval. At June 30, 2019, the Fund had entered into agreements to purchase equity securities

SHARESPOST 100 FUND

Notes to the Financial Statements (Continued)

June 30, 2019 (Unaudited)

9. Commitments and contingencies — (continued)

totaling $9,486,766. If approved by the issuer the Fund would record such amount in purchase costs. The Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund has ensured through its policies and procedures that it does not enter into an unfunded commitment unless it has reserved enough cash to meet the funding requirements thereof.

10. Offering price per share

A maximum front-end sales charge of 5.75% for Class A and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2019, the Fund was advised that various broker dealers received $536,545 of sales charges from sales of the Fund’s shares, of which $18,378 represented sales load received by affiliates.

11. Recent accounting pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with GAAP. The compliance date of the amendments to Regulation S-X was November 5, 2018. This report incorporates the amendments to Regulation S-X.

On August 28, 2018, the FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

12. Subsequent events

Management of the Fund has evaluated events occurring after June 30, 2019 and through the date the financials were available to be issued, to determine whether any subsequent events would require adjustment to or disclosure in the financial statements. No subsequent events requiring adjustment to or disclosure within the financial statements were noted.

SHARESPOST 100 FUND

Additional Information

June 30, 2019 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-800-834-8707 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-834-8707.

Consideration for the approval of the Investment Advisory agreement — At a meeting held on June 4, 2019 (the “Meeting”), the Board of Trustees of the Fund (including the trustees who are not “interested” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”, voting separately) approved the extension of the Investment Advisory Agreement (the “Agreement”) with SP Investments Management, LLC (the “Adviser”) for a one year period.

In the course of their consideration of the renewal of the Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. The Independent Trustees evaluated the terms of the Agreement and reviewed with counsel their duties and responsibilities in evaluating and approving the continuation of the Agreement. In considering renewal of the Agreement, the Board reviewed the materials provided to it by the Adviser, as supplemented by oral information at the Meeting. As part of its evaluation, the Board, including the Independent Trustees, considered, among other things, the following factors: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the cost of the services provided and the profits realized by the Adviser from its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders; and (5) any other benefits derived or anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Independent Trustees considered the Adviser’s written response, as supplemented by the Adviser’s additional oral responses at the meeting, and determined that the content of the Adviser’s response was sufficiently responsive to their request for information to support their decision to consider the renewal of the Agreement.

The Board reviewed the nature, extent and quality of the services provided under the Agreement by the Adviser. The Board noted that the Adviser had some staff turnover but overall had implemented some staff increases and anticipates interviewing senior investment professionals when the Fund reaches higher asset levels. The Board considered that the Adviser has developed experience with regard to the operation of the Fund’s interval fund structure. The Board considered the financial resources of the Adviser and its parent, and staffing required to manage the Fund and provide oversight of the Fund’s third-party service providers.

In considering the investment performance of the Fund and the Adviser, the Board reviewed information provided by the Adviser relating to the Fund’s performance since the Fund’s inception on March 25, 2014 through March 31, 2019. The Board considered the performance of the Fund to other peer funds with materially similar investment strategies, but also took into consideration the Adviser’s observation that that the Fund’s investment strategy was not common, and as a result the Fund had a limited range of peers. The Independent Trustees took into consideration the Adviser’s explanation of the methodology by which the Adviser identified the peer funds. The Board considered the Fund’s performance in comparison to its benchmark indices during periods relevant to such indices since the Fund’s inception, noting that the Fund outperformed certain indices at times and underperformed certain indices at times.

In considering the cost of the services provided and the profits realized by the Adviser from its relationship with the Fund, the Board considered the advisory fees paid to the Adviser under the Agreement for the previous three years ended. The Board also considered the advisory fees and total expense ratio of the Fund compared to those of the funds contained in its peer group. The Board considered that some peer funds charge a base management similar to the Fund’s 1.9% management fee, but may also charge incentive fees of up to 20% of certain performance measures. The Fund’s net expense ratio was also lower than the majority of the other funds, which have net expense ratios of between 1.86% and 10.36%. The Board noted that: (1) the Fund’s advisory fee and

SHARESPOST 100 FUND

Additional Information (Continued)

June 30, 2019 (Unaudited)

net expense ratio are among the lowest of the funds included in the Fund’s peer group; (2) the Adviser does not charge the Fund a performance fee; and (3) the Adviser has agreed to limit the total expenses for the Fund through an expense limitation agreement through May 1, 2020. The Board considered the overall profits realized by the Adviser in connection with the operation of the Fund and the financial resources of the Adviser’s parent entity.

The Board considered whether the Adviser has realized, or will realize, economies of scale with respect to the management of the Fund and whether the Fund’s fee levels reflect such economies of scale. In this regard, the Board considered that the Adviser has entered into an expense limitation agreement with the Fund, under which the Adviser has agreed to limit the total expenses of the Fund. The Board also noted the Adviser’s observation that, due to implementation of the expense limitation agreement, there were no advisory fee breakpoints contemplated at this time.

The Board considered whether the Adviser or its affiliates may derive any indirect or “fall-out” benefits from their relationship with the Fund. The Board noted that no new potential “fall-out” benefits were identified by the Adviser in its responses or the ensuing discussion.

The Board reviewed these considerations and determined, taking into account the factors described and such other matters deemed relevant, with no one factor being determinative, and with each trustee weighing the various factors independently, that the Agreement should be extended for a one year period.

SHARESPOST 100 FUND

Notes

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Board of Trustees

Jeff Miller

Robert J. Boulware

Mark Radcliffe

Investment Adviser

SP Investments Management, LLC

101 Jefferson Drive,

Menlo Park, CA 94025

Dividend Paying Agent, Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

UMB Bank National Association

1010 Grand Boulevard

Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Auditors

KPMG LLP

550 South Hope Street, Suite 1500

Los Angeles, CA 90071

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Class A: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2019	0	0	0	0
Feb. 1-28, 2019	0	0	0	0
Mar. 1-31, 2019	179,845	$29.43	0	0
Apr. 1-28, 2019	0	0	0	0
May. 1-31, 2019	0	0	0	0
Jun. 1-30, 2019	410,166	$29.26	0	0
Jul. 1-31, 2019	0	0	0	0
Aug. 1-31, 2019	0	0	0	0
Sep. 1-30, 2019	0	0	0	0
Oct. 1-31, 2019	0	0	0	0
Nov. 1-30, 2019	0	0	0	0
Dec. 1-31, 2019	0	0	0	0
Total	590,011	$29.31	0	0

Class I: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2019	0	0	0	0
Feb. 1-28, 2019	0	0	0	0
Mar. 1-31, 2019	8,779	$29.52	0	0
Apr. 1-28, 2019	0	0	0	0
May. 1-31, 2019	0	0	0	0
Jun. 1-30, 2019	105,814	$29.36	0	0
Jul. 1-31, 2019	0	0	0	0
Aug. 1-31, 2019	0	0	0	0
Sep. 1-30, 2019	0	0	0	0
Oct. 1-31, 2019	0	0	0	0
Nov. 1-30, 2019	0	0	0	0
Dec. 1-31, 2019	0	0	0	0
Total	114,593	$29.37	0	0

Class L: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2019	0	0	0	0
Feb. 1-28, 2019	0	0	0	0
Mar. 1-31, 2019	0	0	0	0
Apr. 1-28, 2019	0	0	0	0
May. 1-31, 2019	0	0	0	0
Jun. 1-30, 2019	0	0	0	0
Jul. 1-31, 2019	0	0	0	0
Aug. 1-31, 2019	0	0	0	0
Sep. 1-30, 2019	0	0	0	0
Oct. 1-31, 2019	0	0	0	0
Nov. 1-30, 2019	0	0	0	0
Dec. 1-31, 2019	0	0	0	0
Total	0	0	0	0

On February 13, 2019 and May 15, 2019, the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares, or 302,622 and 474,943 shares, respectively, pursuant to its periodic repurchase plan.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(a) (4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SharesPost 100 Fund

/s/ Kevin Moss
By: Kevin Moss
President
September 04, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin Moss
By: Kevin Moss
President
(Principal Executive Officer)
September 04, 2019

/s/ Jack Sweeney
By: Jack Sweeney
Principal Financial Officer
September 04, 2019